MIT-Q1

Quarterly Report
March 31, 2026
Massachusetts
Investors Trust

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 3.0%
Howmet Aerospace, Inc.	336,549	$77,561,083
RTX Corp.	575,167	110,949,714
		$188,510,797
Alcoholic Beverages – 0.5%
Diageo PLC	1,818,538	$33,788,995
Apparel, Footwear, & Accessories – 0.6%
LVMH Moet Hennessy Louis Vuitton SE	72,604	$40,358,035
Business Services – 0.7%
TransUnion	327,301	$22,645,956
Verisk Analytics, Inc., “A”	122,285	23,203,579
		$45,849,535
Chemicals – 1.6%
Linde PLC	208,969	$103,598,471
Construction – 1.8%
Allegion PLC	471,661	$68,527,627
Otis Worldwide Corp.	614,814	47,389,863
		$115,917,490
Consumer Products – 2.8%
Colgate-Palmolive Co.	598,505	$51,010,581
Kenvue, Inc.	1,581,584	27,266,508
Procter & Gamble Co.	665,917	96,185,052
		$174,462,141
Diversified Financial Services – 6.3%
CME Group, Inc.	320,333	$94,610,352
Mastercard, Inc., “A”	215,325	107,589,289
Moody's Corp.	79,848	34,833,690
NASDAQ, Inc.	571,318	48,499,185
Visa, Inc., “A”	375,070	113,361,157
		$398,893,673
Electrical Equipment – 6.7%
AMETEK, Inc.	248,749	$53,321,836
Amphenol Corp., “A”	599,192	75,707,909
Eaton Corp. PLC	223,589	79,971,078
Emerson Electric Co.	687,168	90,032,751
Hubbell, Inc.	115,729	56,792,849
TE Connectivity PLC	314,840	65,807,857
		$421,634,280
Energy - Independent – 3.8%
ConocoPhillips	933,072	$123,165,504
Exxon Mobil Corp.	667,815	113,301,493
		$236,466,997

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Global Systemically Important Banks – 4.9%
Bank of America Corp.	538,975	$26,275,031
Goldman Sachs Group, Inc.	135,319	114,478,521
JPMorgan Chase & Co.	579,989	170,609,564
		$311,363,116
Hardware, Peripherals, & Assembly – 9.3%
Apple, Inc.	1,593,576	$404,433,653
Arista Networks, Inc. (a)	547,978	67,280,739
EPAM Systems, Inc. (a)	275,812	37,344,945
Seagate Technology Holdings PLC	192,026	75,228,105
		$584,287,442
Health Maintenance Organizations – 1.1%
Cigna Group	262,273	$69,961,323
Insurance – 3.7%
Aon PLC	235,494	$76,012,753
Chubb Ltd.	323,938	105,581,113
Willis Towers Watson PLC	177,550	51,613,785
		$233,207,651
Interactive Media Services – 8.5%
Alphabet, Inc., “A”	1,227,420	$352,956,895
Meta Platforms, Inc., “A”	321,525	183,954,098
		$536,910,993
Machinery & Tools – 0.5%
Veralto Corp.	384,976	$34,039,578
Medical Equipment – 6.4%
Abbott Laboratories	508,512	$52,208,927
Becton, Dickinson and Co.	268,771	42,258,864
Boston Scientific Corp. (a)	464,713	29,160,741
Medtronic PLC	1,026,661	88,960,176
STERIS PLC	336,101	74,322,014
Thermo Fisher Scientific, Inc.	174,923	85,979,902
Waters Corp. (a)	103,473	30,814,260
		$403,704,884
Pharmaceuticals & Biotechnology – 2.1%
Gilead Sciences, Inc.	213,166	$29,708,945
Pfizer, Inc.	1,172,793	32,932,028
Vertex Pharmaceuticals, Inc. (a)	76,561	34,187,549
Zoetis, Inc.	279,667	33,059,436
		$129,887,958
Pollution Control – 1.0%
Waste Management, Inc.	276,231	$63,475,122
Restaurants – 1.0%
Aramark	1,597,600	$64,766,704
Retail & E-commerce – 7.8%
Amazon.com, Inc. (a)	1,391,479	$289,803,331
BJ's Wholesale Club Holdings, Inc. (a)	488,893	48,116,849
Costco Wholesale Corp.	87,713	87,399,865
TJX Cos., Inc.	419,172	66,941,768
		$492,261,813

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – 13.2%
Analog Devices, Inc.	292,188	$92,956,690
Broadcom, Inc.	138,094	42,741,474
KLA Corp.	58,626	86,321,509
Lam Research Corp.	563,066	120,304,682
NVIDIA Corp.	2,419,791	422,011,550
Texas Instruments, Inc.	332,923	64,633,671
		$828,969,576
Software – 8.6%
Cadence Design Systems, Inc. (a)	112,222	$31,183,127
Check Point Software Technologies Ltd. (a)	438,425	62,629,011
Microsoft Corp.	1,057,070	391,295,602
Salesforce, Inc.	289,036	53,954,350
		$539,062,090
Utilities – 3.6%
Alliant Energy Corp.	1,116,045	$80,087,389
Southern Co.	561,764	54,221,461
Xcel Energy, Inc.	1,147,558	91,162,008
		$225,470,858
Total Common Stocks		$6,276,849,522
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 3.71% (v)	33,931,012	$33,931,012

Other Assets, Less Liabilities – (0.1)%		(4,434,172)
Net Assets – 100.0%		$6,306,346,362

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $33,931,012 and
$6,276,849,522, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$6,140,073,481	$—	$—	$6,140,073,481
Israel	62,629,011	—	—	62,629,011
France	—	40,358,035	—	40,358,035
United Kingdom	—	33,788,995	—	33,788,995
Investment Companies	33,931,012	—	—	33,931,012
Total	$6,236,633,504	$74,147,030	$—	$6,310,780,534
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$47,705,129	$143,533,586	$157,300,257	$(6,043)	$(1,403)	$33,931,012

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$370,010	$—